Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Net profit (loss) used for the earnings per share calculation [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Net profit attributable to ordinary equity holders of the parent for basic earnings	(1,656)	(3,019)	(2,807)
Interest on convertible bonds	−	−	−

Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	(1,656)	(3,019)	(2,807)

Share data used for the earnings per share calculation [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Weighted average number of ordinary shares for basic earnings per share	47,325	47,325	47,224
Effect of dilution:
Share options	−	−	−
Convertible loan	−	−	−

Weighted average number of ordinary shares adjusted for effect of dilution	47,325	47,325	47,224

Earnings per share [text block]
	For the year ended December 31
	2017	2016	2015
Earnings per share attributable to ordinary owners of the parent
Basic	(0.03)	(0.06)	(0.06)
Diluted	(0.03)	(0.06)	(0.06)